UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     January 18, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $306,269 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3859    97857 SH       SOLE                    97857        0        0
AFFILIATED COMPUTER SERVICES   CL A             008190100      473     8000 SH       SOLE                     8000        0        0
ALPHA PRO TECH LTD             COM              020772109       62    26800 SH       SOLE                    26800        0        0
ALTRIA GROUP INC               COM              02209S103      494     6610 SH       SOLE                     6610        0        0
AMERICAN PWR CONVERSION CORP   COM              029066107     6924   314704 SH       SOLE                   314704        0        0
APPLERA CORP                   COM AP BIO GRP   038020103    14435   543499 SH       SOLE                   543499        0        0
APPLIED MATLS INC              COM              038222105     8820   491659 SH       SOLE                   491659        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     9017   196450 SH       SOLE                   196450        0        0
BAXTER INTL INC                COM              071813109     9756   259135 SH       SOLE                   259135        0        0
BP PLC                         SPONSORED ADR    055622104     6941   108077 SH       SOLE                   108077        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      267    11600 SH       SOLE                    11600        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      248     3500 SH       SOLE                     3500        0        0
CAPITAL ONE FINL CORP          COM              14040H105      380     4400 SH       SOLE                     4400        0        0
CISCO SYS INC                  COM              17275R102     7334   428374 SH       SOLE                   428374        0        0
CITIGROUP INC                  COM              172967101     8538   175930 SH       SOLE                   175930        0        0
COBIZ INC                      COM              190897108     2107   115573 SH       SOLE                   115573        0        0
COSTCO WHSL CORP NEW           COM              22160K105     8604   173917 SH       SOLE                   173917        0        0
CVS CORP                       COM              126650100    10345   391563 SH       SOLE                   391563        0        0
DOW CHEM CO                    COM              260543103     6907   157616 SH       SOLE                   157616        0        0
EXXON MOBIL CORP               COM              30231G102      954    16991 SH       SOLE                    16991        0        0
GENERAL ELECTRIC CO            COM              369604103    12272   350126 SH       SOLE                   350126        0        0
HALLIBURTON CO                 COM              406216101     8349   134747 SH       SOLE                   134747        0        0
HEWLETT PACKARD CO             COM              428236103    12359   431667 SH       SOLE                   431667        0        0
HOME DEPOT INC                 COM              437076102     7915   195532 SH       SOLE                   195532        0        0
HONEYWELL INTL INC             COM              438516106     9583   257249 SH       SOLE                   257249        0        0
INTEL CORP                     COM              458140100     9504   380759 SH       SOLE                   380759        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      401     4878 SH       SOLE                     4878        0        0
ISHARES TR                     RUSSELL 1000     464287622      219     3228 SH       SOLE                     3228        0        0
ISHARES TR                     S&P 500 INDEX    464287200     2953    23690 SH       SOLE                    23690        0        0
JOHNSON & JOHNSON              COM              478160104      398     6618 SH       SOLE                     6618        0        0
JP MORGAN CHASE & CO           COM              46625H100     9556   240757 SH       SOLE                   240757        0        0
LEHMAN BROS HLDGS INC          COM              524908100    15360   119837 SH       SOLE                   119837        0        0
MONSANTO CO NEW                COM              61166W101      310     4000 SH       SOLE                     4000        0        0
NORTHROP GRUMMAN CORP          COM              666807102     9125   151798 SH       SOLE                   151798        0        0
OFFICE DEPOT INC               COM              676220106    13328   424450 SH       SOLE                   424450        0        0
PALL CORP                      COM              696429307    11076   412375 SH       SOLE                   412375        0        0
PEPSICO INC                    COM              713448108      737    12470 SH       SOLE                    12470        0        0
PERMIAN BASIN RTY TR           UNIT BEN INT     714236106      208    13400 SH       SOLE                    13400        0        0
PRENTISS PPTYS TR              SH BEN INT       740706106      904    22225 SH       SOLE                    22225        0        0
PROCTER & GAMBLE CO            COM              742718109      919    15871 SH       SOLE                    15871        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      218     3547 SH       SOLE                     3547        0        0
STATE STR CORP                 COM              857477103      244     4400 SH       SOLE                     4400        0        0
TEXAS INSTRS INC               COM              882508104    12543   391112 SH       SOLE                   391112        0        0
TIME WARNER INC                COM              887317105     9919   568728 SH       SOLE                   568728        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     9387   167896 SH       SOLE                   167896        0        0
V F CORP                       COM              918204108     7575   136880 SH       SOLE                   136880        0        0
WAL MART STORES INC            COM              931142103      202     4325 SH       SOLE                     4325        0        0
WALGREEN CO                    COM              931422109      204     4600 SH       SOLE                     4600        0        0
WATERS CORP                    COM              941848103     6137   162355 SH       SOLE                   162355        0        0
WELLS FARGO & CO NEW           COM              949746101     9177   146063 SH       SOLE                   146063        0        0
WEYERHAEUSER CO                COM              962166104      265     4000 SH       SOLE                     4000        0        0
WHIRLPOOL CORP                 COM              963320106    11315   135089 SH       SOLE                   135089        0        0
XILINX INC                     COM              983919101     7142   283291 SH       SOLE                   283291        0        0